Taxes on Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes on Income
Effective Income Tax Rate, Continuing Operations	69.20%	(100.90%)	45.20%	38.50%	103.10%
Expected effective income tax rate (as percent)	40.00%
Provision for taxes on income	$ (59,468)	$ (24,226)	$ (227,073)	$ (143,846)	$ (33,322)